CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING REVENUES
Gross revenues	$ 5,158,509	$ 5,597,839	$ 4,816,482
Less: promotional allowances	0	(313,016)	(297,086)
Net revenues	5,158,509	5,284,823	4,519,396
OPERATING COSTS AND EXPENSES
General and administrative	(500,624)	(467,121)	(446,591)
Payments to the Philippine Parties	(60,778)	(51,661)	(34,403)
Pre-opening costs	(37,369)	(2,274)	(3,883)
Development costs	(23,029)	(31,115)	(95)
Amortization of gaming subconcession	(56,809)	(57,237)	(57,237)
Amortization of land use rights	(22,646)	(22,817)	(22,816)
Depreciation and amortization	(484,621)	(460,521)	(472,219)
Property charges and other	(29,147)	(31,616)	(5,298)
Total operating costs and expenses	(4,531,673)	(4,677,211)	(4,156,280)
OPERATING INCOME	626,836	607,612	363,116
NON-OPERATING INCOME (EXPENSES)
Interest income	5,471	3,579	5,951
Interest expenses, net of capitalized interest	(264,880)	(255,764)	(271,912)
Loan commitment and other finance fees	(4,630)	(6,079)	(7,451)
Foreign exchange (losses) gains, net	(9,612)	12,783	7,356
Other income, net	3,682	5,282	3,572
Loss on extinguishment of debt	(3,461)	(49,337)	(17,435)
Costs associated with debt modification	0	(2,793)	(8,101)
Total non-operating expenses, net	(273,430)	(292,329)	(288,020)
INCOME BEFORE INCOME TAX	353,406	315,283	75,096
INCOME TAX CREDIT (EXPENSE)	445	10	(8,178)
NET INCOME	353,851	315,293	66,918
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(2,336)	31,709	108,988
NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED	$ 351,515	$ 347,002	$ 175,906
NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.242	$ 0.236	$ 0.116
Diluted	$ 0.240	$ 0.235	$ 0.115
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,451,051,051	1,467,653,209	1,516,714,277
Diluted	1,460,909,324	1,479,342,209	1,525,284,272
Casino [Member]
OPERATING REVENUES
Gross revenues	$ 4,463,704	$ 4,937,597	$ 4,176,667
OPERATING COSTS AND EXPENSES
Cost of revenue	(2,984,711)	(3,374,013)	(2,904,922)
Rooms [Member]
OPERATING REVENUES
Gross revenues	311,028	271,500	265,289
OPERATING COSTS AND EXPENSES
Cost of revenue	(78,377)	(32,641)	(33,218)
Food and Beverage [Member]
OPERATING REVENUES
Gross revenues	204,171	184,979	177,515
OPERATING COSTS AND EXPENSES
Cost of revenue	(161,126)	(57,927)	(65,781)
Entertainment, Retail and Other [Member]
OPERATING REVENUES
Gross revenues	179,606	203,763	197,011
OPERATING COSTS AND EXPENSES
Cost of revenue	$ (92,436)	$ (88,268)	$ (109,817)